Accruals and Other Payables (Details) - Schedule of Accruals and Other Payables - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accruals and Other Payables [Abstract]
Salary payable	$ 860,849	$ 371,801
Payable to a minor shareholder		120,674
Deferred offering costs in accrual and other payables		600,000
Others	68,116	16,435
Total accruals and other payables	$ 928,965	$ 1,108,910